Leasehold improvements and equipment	12 Months Ended
Dec. 31, 2023
Leasehold improvements and equipment
Leasehold improvements and equipment

15.Leasehold improvements and equipment

		Laboratory
	Leasehold	and office
Reconciliation of carrying amount	improvements	equipment	Total
Cost as of January 1, 2023	74	7,979	8,053
Additions	32	2,747	2,779
Disposals	(37)	(183)	(220)
Disposal of subsidiary	(17)	(2,608)	(2,625)
Cost as of December 31, 2023	52	7,935	7,987

Accumulated depreciation as of January 1, 2023	56	4,174	4,230
Depreciation charge for the year	2	997	999
Disposals	(20)	(118)	(138)
Disposal of subsidiary	(17)	(1,992)	(2,009)
Accumulated depreciation as of December 31, 2023	21	3,061	3,082
Carrying value as of December 31, 2023	31	4,874	4,905

		Laboratory
	Leasehold	and office
Reconciliation of carrying amount	improvements	equipment	Total
Cost as of January 1, 2022	74	7,321	7,395
Additions	0	658	658
Cost as of December 31, 2022	74	7,979	8,053

Accumulated depreciation as of January 1, 2022	54	3,527	3,581
Depreciation charge for the year	2	647	649
Accumulated depreciation as of December 31, 2022	56	4,174	4,230
Carrying value as of December 31, 2022	18	3,805	3,823